SCHEDULE OF RECONCILIATION OF EFFECTIVE INCOME TAX RATES (Details) (Parenthetical)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income tax statutory tax rate	25.00%	25.00%